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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number       811-05426
                                   ----------------------


                              AIM Investment Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


     Philip A. Taylor  11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------


Date of fiscal year end:      10/31
                        -----------------


Date of reporting period:   04/30/06
                         ----------------


Explanatory Note:

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on July 7, 2006 for the period ended April 30, 2006 to amend Item 1 "Report to Stockholders: with respect to AIM Enhanced Short Bond Fund's semi-annual report to correct Class C share performance shown in such semi-annual report. This Form N-CSR/A also updates Item 11 "Controls and Procedures" and Item 12 "Exhibits." Other than the aforementioned revisions, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Reports to Stockholders.

                         IMPORTANT INFORMATION REGARDING
                          AIM ENHANCED SHORT BOND FUND

  Supplement dated August 14, 2006 to the Semiannual report dated April 30, 2006

August 14, 2006

Dear Shareholder:

In the last several weeks, you should have received a semiannual report for AIM Enhanced Short Bond Fund dated April 30, 2006. That semiannual report included an error.

    On page 5 of the semiannual report, we stated that from inception on March 31, 2006, through April 30, 2006, cumulative total return for the Fund's Class C shares was - 0.31%. We understated the performance of the Fund's Class C shares. From inception on March 31, 2006, through April 30, 2006, cumulative total return for the Fund's Class C shares was actually 0.69%.

    We apologize for any inconvenience our errors may have caused.

    The Fund will not incur any costs associated with printing and mailing this correction.

    A corrected version of the semiannual report's long-term performance page appears on the back of this letter. A corrected version of the semiannual report can be viewed at AIMinvestments.com. Click on the "Products & Performance" tab and then click on the "Prospectuses" link at the bottom of the page. Select "AIM Enhanced Short Bond Fund" from the drop-down menu and then click on the semiannual report link labeled "4/30/06."

AIM Investment Services, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIM ENHANCED SHORT BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

CUMULATIVE TOTAL RETURNS
-------------------------------------------------
As of 4/30/06, including applicable sales charges
CLASS A SHARES
-------------------------------------------------
Inception (3/31/06)                        -1.93%
-------------------------------------------------

CLASS C SHARES
-------------------------------------------------
Inception (3/31/06)                         0.69%
-------------------------------------------------

CLASS R SHARES
-------------------------------------------------
Inception (3/31/06)                         0.69%
-------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENT        WOULD PAY ON FUND DISTRIBUTIONS OR SALE      A 0.75% CDSC THAT MAY BE IMPOSED ON A
PAST PERFORMANCE AND CANNOT GUARANTEE        OF FUND SHARES. INVESTMENT RETURN AND        TOTAL REDEMPTION OF RETIREMENT PLAN
COMPARABLE FUTURE RESULTS; CURRENT           PRINCIPAL VALUE WILL FLUCTUATE SO THAT       ASSETS WITHIN THE FIRST YEAR.
PERFORMANCE MAY BE LOWER OR HIGHER.          YOU MAY HAVE A GAIN OR LOSS WHEN YOU
PLEASE VISIT OUR WEB SITE,                   SELL SHARES.                                     THE PERFORMANCE OF THE FUND'S SHARE
AIMINVESTMENTS.COM, FOR THE MOST RECENT                                                   CLASSES WILL DIFFER DUE TO DIFFERENT
MONTH-END PERFORMANCE. PERFORMANCE               CLASS A SHARE PERFORMANCE REFLECTS       SALES CHARGE STRUCTURES AND CLASS
FIGURES REFLECT REINVESTED                   THE MAXIMUM 2.50% SALES CHARGE. CLASS C      EXPENSES.
DISTRIBUTIONS, CHANGES IN NET ASSET          SHARES DO NOT HAVE A FRONT-END SALES
VALUE AND THE EFFECT OF THE MAXIMUM          CHARGE OR A CDSC; THEREFORE, PERFORMANCE         HAD THE ADVISOR NOT WAIVED FEES
SALES CHARGE UNLESS OTHERWISE STATED.        QUOTED IS AT NET ASSET VALUE. CLASS R        AND/OR REIMBURSED EXPENSES, PER-
PERFORMANCE FIGURES DO NOT REFLECT           SHARES DO NOT HAVE A FRONT-END SALES         FORMANCE WOULD HAVE BEEN LOWER.
DEDUCTION OF TAXES A SHAREHOLDER             CHARGE; RETURNS SHOWN ARE AT NET ASSET
                                             VALUE AND DO NOT REFLECT

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com              ESB-STK-1  08/06        A I M Distributors, Inc.

ITEM 2.       CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.       SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None.

ITEM 11.      CONTROLS AND PROCEDURES.

 (a) As of August 10, 2006 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of August 10, 2006 the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

 12(a) (1)        Not applicable.

 12(a) (2)        Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a) (3)        Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       AIM Investment Funds

By:           /s/ Philip A. Taylor
   --------------------------------------------------
                  Philip A. Taylor
                  Principal Executive Officer

Date:             August  15, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:           /s/ Philip A. Taylor
   --------------------------------------------------
                  Philip A. Taylor
                  Principal Executive Officer

Date:             August  15, 2006


By:           /s/ Sidney M. Dilgren
   --------------------------------------------------
                  Sidney M. Dilgren
                  Principal Financial Officer

Date:             August  15, 2006

                                  EXHIBIT INDEX


12(a) (1)     Not applicable.

12(a) (2)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)     Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.